As filed with the Securities and Exchange Commission on June 2, 2009

1933 Act Registration No. 333-155484

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☒  Post-Effective Amendment No. 1

METROPOLITAN SERIES FUND, INC.*

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (617) 578-4036

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Offices)

Michael P. Lawlor

501 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copies of All Correspondence to:

John M. Loder, Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

The Registrant has registered an indefinite amount of its shares under the Securities Act of 1933, pursuant to Rule 24F-2 under the Investment Company Act of 1940. No filing fee is due because of reliance on Section 24(f).

It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

This Amendment to the Registration Statement on Form N-14 of Metropolitan Series Fund, Inc., filed with the Commission on November 19, 2008 (Accession No. 0001193125-08-239290; 1933 Act No. 333-155484), is being filed solely to add Exhibits 12(a) and 12(b) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

*	On behalf of its BlackRock Legacy Large Cap Growth Portfolio

METROPOLITAN SERIES FUND, INC.

PART C

OTHER INFORMATION

Item 15.	Indemnification

The Registrant is required by Article V of its By-Laws to indemnify or advance expenses to directors and officers (or former directors and officers) to the extent permitted or required by the Maryland General Corporation Law (“MGCL”) and, in the case of officers (or former officers), only to the extent specifically authorized by resolution of the Board of Directors. Section 2-418 of the MGCL permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director’s act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director’s official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance of the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by Section 2-418. Unless limited by its directors, a Maryland corporation may indemnify and advance expenses to an officer to the same extent it may indemnify a director, and is required to indemnify an officer to the extent required for a director.

Notwithstanding the foregoing, Article V of the Registrant’s By-Laws provides that nothing contained therein shall be construed to protect any director or officer against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.		Exhibits

(1)	(a)	Articles of Incorporation of Registrant, as amended May 23, 1983, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

	(b)	Articles Supplementary of Registrant, dated October 22, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

	(c)	Articles Supplementary of Registrant, dated May 16, 1986, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

	(d)	Articles Supplementary of Registrant, dated October 6, 1987, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

	(e)	Articles Supplementary of Registrant, dated January 27, 1988, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

	(f)	Articles Supplementary of Registrant, dated January 25, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

	(g)	Articles Supplementary of Registrant, dated August 3, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

	(h)	Articles Supplementary of Registrant, dated December 17, 1996, are incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement filed on December 18, 1996.

	(i)	Articles Supplementary of Registrant, dated September 9, 1998, are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement filed on January 11, 1999.

	(j)	Articles Supplementary of Registrant, dated February 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement filed on April 6, 2000.

(k)	Articles Supplementary of Registrant, dated November 2, 2000, are incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on November 30, 2000.

(l)	Articles Supplementary of Registrant, dated February 26, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on April 4, 2001.

(m)	Articles Supplementary of Registrant, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on April 30, 2003.

(n)	Articles Supplementary of Registrant, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on April 30, 2003.

(o)	Articles Supplementary of Registrant, dated January 30, 2004, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(p)	Articles Supplementary of Registrant, dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed on April 29, 2004.

(q)	Articles Supplementary of Registrant, dated June 26, 2004, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(r)	Articles Supplementary of Registrant, dated March 3, 2005, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(s)	Articles Supplementary of Registrant, dated May 12, 2005, are incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(t)	Articles Supplementary of Registrant, dated December 13, 2005, are incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(u)	Articles Supplementary of Registrant, dated February 3, 2006, are incorporated herein by reference to Post-Effective Amendment No. 44 to this Registration Statement filed on April 28, 2006.

(v)	Articles Supplementary of Registrant, dated February 8, 2007, are incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(w)	Articles Supplementary of Registrant, dated February 7, 2008, are incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(x)	Articles Supplementary of Registrant, dated September 1, 2008, are incorporated herein by reference to Post-Effective Amendment No. 50 to this Registration Statement filed on October 29, 2008.

(y)	Articles Supplementary of Registrant, dated February 25, 2009, are incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(z)	Articles Supplementary of Registrant, dated April 30, 2009, are incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(aa)	Articles Supplementary of Registrant, dated May 4, 2009, are incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(bb)	Certificate of Correction of Articles of Amendment, dated December 1, 1983, is incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(cc)	Articles of Amendment, dated July 30, 1997, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(dd)	Articles of Amendment, dated October 6, 1998, are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on October 6, 1998.

(ee)	Articles of Amendment, dated February 2, 1999, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(ff)	Articles of Amendment, dated January 11, 2000, are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on January 19, 2000.

(gg)	Articles of Amendment, dated March 5, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on April 4, 2001.

(hh)	Articles of Amendment, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on April 30, 2003.

(ii)	Articles of Amendment, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on April 30, 2003.

(jj)	Articles of Amendment, dated December 11, 2003, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed on April 29, 2004.

(kk)	Articles of Amendment, dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed on April 29, 2004.

(ll)	Articles of Amendment dated January 28, 2005, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(mm)	Articles of Amendment, dated April 28, 2005, are incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(nn)	Articles of Amendment, dated April 25, 2006, are incorporated herein by reference to Post-Effective Amendment No. 44 to this Registration Statement filed on April 28, 2006.

(oo)	Articles of Amendment, dated September 29, 2006, are incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(pp)	Articles of Amendment, dated November 15, 2007, are incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(qq)	Articles of Amendment, dated August 14, 2008, are incorporated herein by reference to Post-Effective Amendment No. 50 to this Registration Statement filed on October 29, 2008.

(rr)	Articles of Amendment, dated November 7, 2008, are incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(2)	(a)	By-Laws of Registrant, as amended January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

	(b)	Amendment to By-Laws, dated April 24, 1997, are incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on April 2, 1998.

	(c)	Amended and Restated By-Laws, dated May 8, 2003, are incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 4, 2004.

(3)		None.

(4)	Form of Agreement and Plan of Reorganization by and between (i) the Fund, on behalf of the FI Large Cap Portfolio, a series of the Fund, and (ii) the Fund, on behalf of the BlackRock Legacy Large Cap Growth Portfolio, a series of the Fund.**

(5)		None.

(6)	(a)	Advisory Agreement relating to BlackRock Legacy Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 39 to the Company’s Registration Statement filed on February 7, 2005.

	(b)	Subadvisory Agreement relating to BlackRock Legacy Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 54 to the Company’s Registration Statement filed on May 1, 2009.

(7)		Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(8)		None.

(9)	(a)	Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company’s Registration Statement filed on April 30, 1996.

	(b)	Revised schedule of remuneration is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company’s Registration Statement filed on April 30, 1996.

	(c)	Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company’s Registration Statement filed on April 30, 1996.

	(d)	Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company’s Registration Statement filed on January 29, 2002.

	(e)	Agreement revising list of funds subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company’s Registration Statement filed on January 17, 2003.

(f)	Revised Fee Schedule to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(10)	(a)	Class B, Class D, Class E, Class F and Class G Distribution and Services Plan is incorporated herein by reference to Post-Effective Amendment No. 54 to the Company’s Registration Statement filed on May 1, 2009.

	(b)	Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 54 to the Company’s Registration Statement filed on May 1, 2009.

(11)		Opinion and consent of Ropes & Gray LLP with respect to the legality of the securities being registered.**

(12)	(a)	Opinion of Ropes & Gray LLP on tax matters and consequences to shareholders.*

	(b)	Consent of Ropes & Gray LLP.*

(13)	(a)	Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to this Registration Statement filed on April 29, 2004.

	(b)	Agreement relating to the use of the “Metropolitan” name and service marks is incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

	(c)	Licensing Agreements relating to the Morgan Stanley EAFE Index, Russell 2000 Index and Barclays Capital US Aggregate Bond Index (formerly, Lehman Brothers Aggregate Bond Index) are incorporated herein by reference to Post-Effective Amendment No. 24 to the Form N-1A Registration Statement filed on April 1, 1999.

	(d)	Form of Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 54 to the Company’s Registration Statement filed on May 1, 2009.

	(e)	Expense Agreement is incorporated herein by reference to Post-Effective Amendment No. 54 to the Company’s Registration Statement filed on May 1, 2009.

(14)		Consent of Deloitte & Touche LLP.**

(15)	None.

(16)	Powers of Attorney.**

(17)	Form of Proxy and Voting Instruction Form.**

Item 17.	Undertakings

(a)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the Company’s Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Company’s Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

*	Filed herewith.
**	Filed with the Company’s Registration Statement on Form N-14 filed on November 19, 2009, and incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, hereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 2nd day of June, 2009.

Metropolitan Series Fund, Inc.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacities and as of the date indicated.
	/s/ Elizabeth M. Forget	Chairman of the Board; Chief Executive Officer; President and Director	June 2, 2009
Elizabeth M. Forget

	/s/ STEVE A. GARBAN*	Director	June 2, 2009
Steve A. Garban

	/s/ NANCY HAWTHORNE*	Director	June 2, 2009
Nancy Hawthorne

	/s/ JOHN T. LUDES*	Director	June 2, 2009
John T. Ludes

	/s/ MICHAEL S. SCOTT MORTON*	Director	June 2, 2009
Michael S. Scott Morton

	/s/ LINDA B. STRUMPF*	Director	June 2, 2009
Linda B. Strumpf

	/s/ ARTHUR G. TYPERMASS*	Director	June 2, 2009
Arthur G. Typermass

	/s/ Peter H. Duffy	Treasurer; Principal Financial and Accounting Officer	June 2, 2009
Peter H. Duffy

*By:	/s/ Michael P. Lawlor	June 2, 2009
Michael P. Lawlor
Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Item

(12)(a)	Opinion of Ropes & Gray LLP on tax matters and consequences to shareholders.

(12)(b)	Consent of Ropes & Gray LLP